Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements of Level 3 (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about financial instruments [Line Items]
Gains or losses recognized in profit or loss Recorded as non-operating income (expenses)	$ (48,101)	$ (1,467)	$ (39,254)	$ 69,404
Gains or losses recognized in other comprehensive gains (losses) Recorded as unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	(17,304)	$ (528)	(217,785)	(46,419)
Level 3 [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	120,317		338,102
Gains or losses recognized in other comprehensive gains (losses) Recorded as unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	(17,304)		(217,785)
Purchases			12,500
Reclassified as investments accounted for using equity method			(12,500)
Movement of financial instruments ending balance	$ 103,013		$ 120,317	$ 338,102